Taxation - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Taxation
Deferred tax asset	$ 1,706		$ 1,031
Unrecognized deferred tax asset resulting from loss carryforward	$ 0	$ 1,220